Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current income tax expense	$ 31,873	$ 25,060	$ 33,609
Deferred income tax (benefit) expense	(9,057)	7,419	9,113
Income tax expense	$ 22,816	$ 32,479	$ 42,722